2 Accounting policies (Details Narrative) R$ in Thousands, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Jul. 31, 2020 BRL (R$)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 BRL (R$)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019	Jul. 30, 2020 USD ($)	Jul. 30, 2020 BRL (R$)
Disclosure of subsidiaries [line items]
Revolving credit facility			R$ 5,200,000
Prepaid revolving credit facility	R$ 5,500,000
Europe [member]
Disclosure of subsidiaries [line items]
Capicity utilization rates				64.00%	83.00%
Mexico [member]
Disclosure of subsidiaries [line items]
Capicity utilization rates					80.00%
US
Disclosure of subsidiaries [line items]
Revolving credit facility | $		$ 1,000,000
Revolving credit facility, expiration date		2023	2023
Braskem holanda [member]
Disclosure of subsidiaries [line items]
Bonds issued										R$ 3,200,000
Percentage of fixed cost reduced								9.00%
Braskem holanda [member] | Top of Range [member]
Disclosure of subsidiaries [line items]
Amount of investment							R$ 3,900,000
Braskem holanda [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Amount of investment							R$ 28,000,000
Braskem holanda [member] | US
Disclosure of subsidiaries [line items]
Bonds issued | $									$ 600,000
Braskem holanda [member] | US | Top of Range [member]
Disclosure of subsidiaries [line items]
Amount of investment | $						$ 721,000
Braskem holanda [member] | US | Bottom of range [member]
Disclosure of subsidiaries [line items]
Amount of investment | $						$ 555,000